STATEMENT OF CASH FLOWS, SUPPLEMENTAL DISCLOSURES - USD ($)	6 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Interest paid	$ 0	$ 0
Income taxes paid	0	0
NON-CASH FINANCING AND INVESTING ACTIVITIES
Issuable common stock - Class B	$ 6	$ 22